Commitments and Contingencies (Details)	Mar. 03, 2025 USD ($) shares	Jun. 30, 2025 USD ($)	May 06, 2025	Mar. 03, 2025 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 05, 2023 m²
Commitments and Contingencies [Line Items]
Square feet of land (in Square Meters) | m²						288,680
Accrued contingencies | $		$ 606,905			$ 606,905
Webull Securities Limited [Member]
Commitments and Contingencies [Line Items]
Share purchases (in Shares) | shares	18,300
Noncontrolling shareholder	$ 1,689,065			Rp 27,174,772,385
Ownership percentage			95.10%